September 6, 2023

WESTWOOD FUNDS

Series of Ultimus Managers Trust

Fund	Institutional Shares	A Class Shares	C Class Shares	F Class Shares
Westwood Salient MLP & Energy Infrastructure Fund	SMLPX	SMAPX	SMFPX
Westwood Broadmark Tactical Plus Fund	SBTIX	SBTAX	SBTCX	BTPIX

Supplement to the Prospectus dated April 30, 2023,
as supplemented on May 16, 2023 and August 8, 2023

This supplement updates certain information in the Prospectus for the Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund (each, a “Fund” and collectively, the “Funds”), series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Funds’ Prospectus or Statement of Additional Information, free of charge, please visit the Funds’ website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectus for each Fund.

Westwood Salient MLP & Energy Infrastructure Fund

The following replaces, in its entirety, the tables entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Examples” beginning on page 1 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	A Class Shares	C Class Shares
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses	0.12%	0.11%	0.20%
Administrative Services Plan Fees(1)	0.02%	0.01%	0.10%
Other Operating Expenses(2)	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.02%	1.26%	2.10%

(1) The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Institutional Shares, A Class Shares and C Class Shares. The Fund paid 0.02% and 0.01% of its Institutional Shares’ and A Class Shares’ average daily net assets, respectively, in Administrative Services Plan Fees for the fiscal year ended December 31, 2022.

(2) Other Expenses reflect estimated amounts for the current fiscal year as a result of the reorganization of the Salient MLP & Energy Infrastructure Fund, a series of Salient MF Trust (the “Predecessor Fund”), into the Fund on November 18, 2022.

Examples

These Examples are intended to help you compare the costs of investing in the Institutional Shares, A Class Shares, and C Class Shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Class Shares	C Class Shares
1 Year	$104	$425	$213
3 Years	$325	$688	$658
5 Years	$563	$971	$1,129
10 Years	$1,248	$1,777	$2,431

You would pay the following expenses if you did not redeem your shares:

	Institutional Shares	A Class Shares	C Class Shares
1 Year	$104	$425	$313
3 Years	$325	$688	$658
5 Years	$563	$971	$1,129
10 Years	$1,248	$1,777	$2,431

Westwood Broadmark Tactical Plus Fund

The following replaces, in its entirety, the tables entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Examples” beginning on page 48 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	A Class Shares	C Class Shares	F Class Shares
Management Fee	1.40%	1.40%	1.40%	1.40%
Distribution (12b-1) Fees	None	0.25%	1.00%	None
Other Expenses	0.23%	0.22%	0.31%	0.23%
Administration Services Plan Fees(1)	0.02%	0.01%	0.10%	0.02%
Other Operating Expenses(2)	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.74%	1.98%	2.82%	1.74%
Fee Waiver and/or Expense Reimbursement(3)	(0.36%)	(0.36%)	(0.36%)	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%	1.62%	2.46%	1.07%

(1)       The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Institutional Shares, A Class Shares, C Class Shares and F Class Shares. The Fund paid 0.02%, 0.01% and 0.02% of its Institutional Shares’, A Class Shares’ and F Class Shares’ average daily net assets, respectively, in Administrative Services Plan Fees for the fiscal year ended December 31, 2022.

(2)       Other Expenses reflect estimated amounts for the current fiscal year as a result of the reorganization of the Salient Tactical Plus Fund, a series of Salient MF Trust (the “Predecessor Fund”), into the Fund on November 18, 2022.

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(3) The Fund’s investment advisor, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.35% of the Fund’s Institutional Shares’ average daily net assets, 1.60% of the Fund’s A Class Shares, 2.35% of the Fund’s C Class Shares, and 1.04% of the Fund’s F Class Shares, until April 30, 2024. In addition, the Advisor may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2024. This fee waiver and expense reimbursement agreement will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated.

Examples

These Examples are intended to help you compare the costs of investing in Institutional Shares, A Class Shares, C Class Shares and F Class Shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until April 30, 2024.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Class Shares	C Class Shares	F Class Shares
1 Year	$140	$460	$249	$109
3 Years	$513	$869	$840	$483
5 Years	$910	$1,303	$1,457	$881
10 Years	$2,022	$2,509	$3,121	$1,996

You would pay the following expenses if you did not redeem your shares:

	Institutional Shares	A Class Shares	C Class Shares	F Class Shares
1 Year	$140	$460	$349	$109
3 Years	$513	$869	$840	$483
5 Years	$910	$1,303	$1,457	$881
10 Years	$2,022	$2,509	$3,121	$1,996

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.

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